SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Cash flow statement [Abstract]
Unrealized net (gain) loss on foreign exchange and financial derivatives	$ (484)	$ (352)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	6,250	(11,253)
Other non-current assets	(11,787)	1,654
Other non-current liabilities	(8,021)	6,989
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ (14,042)	$ (2,962)